Employee benefits - Pension and other post-employment benefits - Analysis of Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$ 143	$ 147
Defined benefit pension plans [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	16,024	14,785
Present value of defined benefit obligation	16,351	15,517
Net surplus (deficit)	(327)	(732)
Effect of asset ceiling	(1)	(1)
Total net surplus (deficit), net of effect of asset ceiling	(328)	(733)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	143	147
Employee benefit liabilities	(471)	(880)
Total net surplus (deficit), net of effect of asset ceiling	(328)	(733)
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	15,044	13,679
Present value of defined benefit obligation	15,408	14,428
Net surplus (deficit)	(364)	(749)
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	980	1,106
Present value of defined benefit obligation	943	1,089
Net surplus (deficit)	37	17
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Fair value of plan assets		1
Present value of defined benefit obligation	1,953	1,820
Net surplus (deficit)	(1,953)	(1,819)
Total net surplus (deficit), net of effect of asset ceiling	(1,953)	(1,819)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit liabilities	(1,953)	(1,819)
Total net surplus (deficit), net of effect of asset ceiling	(1,953)	(1,819)
Other post employment benefit plan [member] | Canada [member]
Disclosure of employee benefits [line items]
Fair value of plan assets		1
Present value of defined benefit obligation	1,863	1,722
Net surplus (deficit)	(1,863)	(1,721)
Other post employment benefit plan [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation	90	98
Net surplus (deficit)	$ (90)	$ (98)